Leases - Schedule of Other Information Related to Leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Other Information Related To Leases [Line Items]
Operating cash flows used for lease liabilities	$ 1,030	$ 1,003	$ 4,070